CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Reclassifications Out of Accumulated Other Comprehensive Income (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassification translation adjustment, net of tax, nil		₽ (893)
Foreign currency gains/ (losses), tax	₽ 0	0	₽ 0
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income | Other Nonoperating Income (Expense) [Member]
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassification translation adjustment, net of tax, nil		₽ 893